Hedging derivatives - By type (Details) $ in Millions, in Millions	Dec. 31, 2017 MXV ( )	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXV ( )	Dec. 31, 2016 MXN ($)
Hedging derivatives
Fair value of hedging derivative assets	15,116	$ 15,116	15,003	$ 15,003
Hedging derivatives	11,091	11,091	14,287	14,287
Fair value hedges
Hedging derivatives
Fair value of hedging derivative assets		59		93
Hedging derivatives		6,572		3,727
Cash flow hedges
Hedging derivatives
Fair value of hedging derivative assets		15,057		14,910
Hedging derivatives		$ 4,519		$ 10,560